Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Currency Exposure of Financial Assets and Financial Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Singapore Dollar [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	$ 8,052
Financial liabilities		90,615
Outstanding foreign currency	403	4,531
Malaysia ringgit [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	23,169,628	4,501,621
Financial liabilities	2,217,552	24,079,176
Outstanding foreign currency	$ 1,047,604	$ 978,878